EMPLOYEE POST-RETIREMENT BENEFITS (Details 5) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other post-retirement benefit plans, Savings Plan and DC Plans
Company's expected funding contributions for other post-retirement benefit plans, Savings Plan and DC Plans	36
Health care benefits
Assumed average annual rate of increase in the per capita cost of covered health care benefits for 2013 (as a percent)	7.50%
Percentage level to which average annual rate was assumed to decrease	5.00%
Effects of a one per cent change in assumed health care cost trend rates
Effect on total of service and interest cost components, Increase	1
Effect on total of service and interest cost components, Decrease	(1)
Effect on post-retirement benefit obligation, Increase	14
Effect on post-retirement benefit obligation, Decrease	(12)
Pension Benefit Plans
DB Plans
Company's expected funding contributions	70
Estimated future benefit payments, which reflect expected future service
2015	102
2016	108
2017	114
2018	120
2019	127
2020 to 2024	728
Weighted average actuarial assumptions adopted in measuring the benefit obligations
Discount rate	4.15%	4.95%
Rate of compensation increase	3.15%	3.15%
Weighted average actuarial assumptions adopted in measuring the net benefit plan costs
Discount rate	4.95%	4.35%	5.05%
Expected long-term rate of return on plan assets	6.90%	6.70%	6.70%
Rate of compensation increase	3.15%	3.15%	3.15%
Net benefit cost
Service cost	85	84	66
Interest cost	113	96	94
Expected return on plan assets	(139)	(120)	(113)
Amortization of actuarial loss	21	30	18
Amortization of past service cost	2	2	2
Amortization of regulatory asset	18	30	19
Amortization of transitional obligation related to regulated business	0	0	0
Net Benefit Cost Recognized	100	122	86
Pre-tax amounts recognized in AOCI
Net loss	354	236	362
Prior service cost	2	3	5
Total pre-tax amounts recognized in AOCI	356	239	367
Amount that will be amortized from AOCI into net periodic benefit cost over the next fiscal year
Estimated net loss that will be amortized	27
Estimated prior period cost that will be amortized	2
Pre-tax amounts recognized in OCI
Amortization of net loss from AOCI to OCI	(21)	(30)	(19)
Amortization of prior service costs from AOCI to OCI	(2)	(2)	(2)
Funded status adjustment	137	(96)	99
Total pre-tax amounts recognized in OCI	114	(128)	78
Pension Benefit Plans | Canada
Other post-retirement benefit plans, Savings Plan and DC Plans
Expected estimated additional letter of credit	181	134
Pension Benefit Plans | Canada | Scenario, Plan
Other post-retirement benefit plans, Savings Plan and DC Plans
Expected estimated additional letter of credit	35
Other Post-Retirement Benefit Plans
DB Plans
Company's expected funding contributions	7
Estimated future benefit payments, which reflect expected future service
2015	8
2016	8
2017	9
2018	9
2019	10
2020 to 2024	51
Weighted average actuarial assumptions adopted in measuring the benefit obligations
Discount rate	4.20%	5.00%
Rate of compensation increase	0.00%	0.00%
Weighted average actuarial assumptions adopted in measuring the net benefit plan costs
Discount rate	5.00%	4.35%	5.10%
Expected long-term rate of return on plan assets	4.60%	4.60%	6.40%
Rate of compensation increase	0.00%	0.00%	0.00%
Net benefit cost
Service cost	2	2	2
Interest cost	10	7	8
Expected return on plan assets	(2)	(2)	(2)
Amortization of actuarial loss	2	2	1
Amortization of past service cost	0	0	1
Amortization of regulatory asset	1	1	1
Amortization of transitional obligation related to regulated business	2	2	2
Net Benefit Cost Recognized	15	12	13
Pre-tax amounts recognized in AOCI
Net loss	40	32	33
Prior service cost	1	1	2
Total pre-tax amounts recognized in AOCI	41	33	35
Amount that will be amortized from AOCI into net periodic benefit cost over the next fiscal year
Estimated net loss that will be amortized	2
Estimated prior period cost that will be amortized	0
Pre-tax amounts recognized in OCI
Amortization of net loss from AOCI to OCI	(2)	(2)	(1)
Amortization of prior service costs from AOCI to OCI	0	0	0
Funded status adjustment	9	0	5
Total pre-tax amounts recognized in OCI	7	(2)	4